Long-term debt - Hedging Transactions on Term Loan (Details) € in Millions	Oct. 18, 2017 CAD ($)	Oct. 18, 2017 USD ($)	Oct. 18, 2017 EUR (€)
Currency swap contract | Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Notional amount	$ 50,000,000	$ 39,968,000
Foreign Currency Risk | Forward contract | Fair value hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Notional amount	75,000,000	$ 59,382,000
Fixed Rate Debt At 5.80% | Currency swap contract | Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Borrowings	$ 50,000,000
Interest rate on borrowings (as a percent)	5.80%	5.80%	5.80%
Fixed Rate Debt At 5.80% | Currency swap contract | Hedges of net investment in foreign operations
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Notional amount	$ 50,000,000
Interest rate on borrowings (as a percent)	5.80%	5.80%	5.80%
Euro-Denominated Fixed Rate Debt, At 3.84% | Currency swap contract | Hedges of net investment in foreign operations
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Borrowings	$ 50,000,000		€ 34.0
Interest rate on borrowings (as a percent)	3.84%	3.84%	3.84%
LIBOR | Currency swap contract | Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Borrowings, adjustment to interest rate basis	4.00%	4.00%	4.00%